Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2022
Costs of service and general and administrative costs [Abstract]
Costs of service and general and administrative costs

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Costs of services	5,708.1	5,196.1
General and administrative costs	508.5	452.8
	6,216.6	5,648.9
4. Costs of services and general and administrative costs (continued)
Costs of services and general and administrative costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Staff costs	3,930.7	3,473.3
Establishment costs	262.8	264.8
Media pass-through costs	1,016.7	857.0
Other costs of services and general and administrative costs[1]	1,006.4	1,053.8
	6,216.6	5,648.9
Note
[1]Other costs of services and general and administrative costs include £229.1 million (period ended 30 June 2021: £376.3 million) of other pass-through costs.

Staff costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Wages and salaries	2,718.5	2,329.8
Cash-based incentive plans	93.5	200.2
Share-based incentive plans	67.3	43.9
Severance	17.4	14.5
Other staff costs	1,034.0	884.9
	3,930.7	3,473.3
Other costs of services and general and administrative costs include:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Amortisation and impairment of acquired intangible assets	31.5	30.1
Losses on disposals of investments and subsidiaries	48.1	1.0
Gains on remeasurement of equity interests arising from a change in scope of ownership	(60.4)	—
Restructuring and transformation costs	75.3	34.3
Restructuring costs in relation to COVID-19	5.9	19.7
Litigation settlement	—	21.7